Equity-Settled Share Option Schemes - Summary of Number of Share Options Outstanding and Weighted Average Exercise Prices (Detail)	12 Months Ended
	Dec. 31, 2015 HKD ($)	Dec. 31, 2017 HKD ($)	Dec. 31, 2016 HKD ($)
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Average exercise price per share, beginning of year	$ 6.35
Average exercise price per share, Lapsed	6.35
Average exercise price per share, Exercised	6.35
Average exercise price per share, Exercisable at end of year	$ 0	$ 0	$ 0
Number of share options involved, beginning of year	3,540,000
Number of share options involved, Lapsed	(3,432,000)
Number of share options involved, Exercised	(108,000)
Number of share options involved, end of year	0
Number of share options involved, Exercisable at end of year	0	0	0